Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair value measurements
Schedule of partnership's recurring liabilities measured at fair value

				September 30,
(in thousands)	Level 1	Level 2	Level 3	2022
Assets (at fair value):
Derivative contracts	$—	$5,188	$—	$5,188
Liabilities (at fair value):
Derivative contracts	$—	$(3,941)	$—	$(3,941)

				December 31,
(in thousands)	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative contracts	$—	$(4,353)	$—	$(4,353)

				December 31,
	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative	$—	$(4,353,072)	$—	$(4,353,072)

				December 31,
	Level 1	Level 2	Level 3	2020
Liabilities (at fair value):
Derivative	$—	$(213,093)	$—	$(213,093)

Schedule of fair value of financial instruments that are not recorded at fair value in the condensed combined balance sheets

	September 30, 2022		December 31, 2021
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (at fair value):
Revolving Credit Facility	$—	$—	$29,938	$29,938